THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 8, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON JUNE 13, 2005.

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2004
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 1
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Attractor Investment Management Inc.
                 ------------------------------------
   Address:      1440 Chapin Avenue, Suite 201
                 ------------------------------------
                 Burlingame, CA 94010
                 ------------------------------------

Form 13F File Number: 28-05503
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Harvey Allison
         -------------------------------
Title:   President
         -------------------------------
Phone:   (650) 685-8541
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Harvey Allison           Burlingame, California    June 17, 2005
   -------------------------    -----------------------   -------------
           [Signature]               [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   24

Form 13F Information Table Value Total:              $158656
                                                   (thousands)

List of Other Included Managers:                      None




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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------- ------  ------
Altiris, Inc.                    COM       02148M100    5346    150900    SH             SOLE         N/A     150900

Atheros Communications,
Inc.                             COM       04743P108    5323    519301    SH             SOLE         N/A     519301

Check Point Software
Technologies Ltd.                COM       M22465104    2350     95400    SH             SOLE         N/A      95400

Ciena Corporation                COM       171779101     134     40086    SH             SOLE         N/A      40086

E*Trade Financial
Corporation                      COM       269246104    7922    529900    SH             SOLE         N/A     529900

eBay, Inc.                       COM       278642103    2141     18405    SH             SOLE         N/A      18405

Findwhat.com, Inc.               COM       317794105    4163    234800    SH             SOLE         N/A     234800

Google Inc.                      COM       38259P508    4010     20800    SH             SOLE         N/A      20800

Greenfield Online, Inc.          COM       395150105    1786     81200    SH             SOLE         N/A      81200

Homestore.com, Inc.              COM       437852106     305    100800    SH             SOLE         N/A     100800

Juniper Networks, Inc.           COM       48203R104    2594     95400    SH             SOLE         N/A      95400

Macromedia, Inc.                 COM       556100105    4444    142800    SH             SOLE         N/A     142800

McAfee, Inc.                     COM       579064106   13774    476100    SH             SOLE         N/A     476100

Navteq Corporation               COM       63936L100    2207     47600    SH             SOLE         N/A      47600

Novell, Inc.                     COM       670006105    2259    334700    SH             SOLE         N/A     334700

Nuance Communications,
Inc.                             COM       669967101    2207    533000    SH             SOLE         N/A     533000

RightNow Technologies,
Inc.                             COM       76657R106     606     37546    SH             SOLE         N/A      37546

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

Salesforce.com, Inc              COM       79466L302   47177   2784926    SH             SOLE         N/A    2784926

Sun Microsystems, Inc.           COM       866810104    2828    524600    SH             SOLE         N/A     524600

Symantec Corporation             COM       871503108   13143    510200    SH             SOLE         N/A     510200

Verisign, Inc.                   COM       92343E102   21368    635960    SH             SOLE         N/A     635960

Verisity Ltd.                    COM       M97385112      73      8918    SH             SOLE         N/A       8918

Versata, Inc.                    COM       925298200       9      3208    SH             SOLE          NA       3208

Yahoo, Inc.                      COM       984332106   12487    331400    SH             SOLE         N/A     331400

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